Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 77,608
Net carrying amount	72,906	$ 77,608
Cash Generating Units
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	77,608	79,634
Business acquisitions (note 3)		10,264
Divestiture of subsidiary		(576)
Impairment loss		(14,700)
Foreign currency translation adjustment	(4,702)	2,986
Net carrying amount	72,906	77,608
Cash Generating Units | Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	26,950	20,060
Business acquisitions (note 3)		6,890
Divestiture of subsidiary		0
Impairment loss		0
Foreign currency translation adjustment	0	0
Net carrying amount	26,950	26,950
Cash Generating Units | ADT
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	7,694	9,794
Business acquisitions (note 3)		0
Divestiture of subsidiary		0
Impairment loss		(2,100)
Foreign currency translation adjustment	0	0
Net carrying amount	7,694	7,694
Cash Generating Units | France
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	150	1,836
Business acquisitions (note 3)		0
Divestiture of subsidiary		0
Impairment loss		(1,700)
Foreign currency translation adjustment	(13)	14
Net carrying amount	137	150
Cash Generating Units | US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	10,012	12,296
Business acquisitions (note 3)		3,374
Divestiture of subsidiary		0
Impairment loss		(6,600)
Foreign currency translation adjustment	(1,097)	942
Net carrying amount	8,915	10,012
Cash Generating Units | US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	32,802	35,648
Business acquisitions (note 3)		0
Divestiture of subsidiary		(576)
Impairment loss		(4,300)
Foreign currency translation adjustment	(3,592)	2,030
Net carrying amount	$ 29,210	$ 32,802